Total
Small-Cap Index Portfolio
Small-Cap Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of small-capitalization companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table below does not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Small-Cap Index Portfolio		Class I	Class P
Management Fee		0.30%	0.30%
Service Fee		0.20%	none
Other Expenses		0.05%	0.05%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses		0.58%	0.38%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Small-Cap Index Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	59	186	324	726
Class P	39	122	213	480

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Small-Cap Index Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	59	186	324	726
Class P	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2020, the portfolio turnover rate was 20% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s benchmark index are those that are included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-capitalization segment of the U.S. equity universe and includes the 2,000 smallest companies listed in the Russell 3000 Index. As of December 31, 2020, the market capitalization range of the Russell 2000 Index was approximately $11.8 million to $13.3 billion. As of December 31, 2020, the weighted average market capitalization of the Fund was approximately $3.2 billion. The Fund principally invests in common stock.

The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Index by investing in a portfolio of securities in the Russell 2000 Index that collectively has an investment profile similar to that of the Russell 2000 Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector).

As an index fund, the sub-adviser normally invests the Fund’s assets across different groups of industries/sectors in the same manner as its index is invested, but may invest a significant percentage of the Fund’s assets in issuers in a single sector in accordance with its index. As of December 31, 2020, a significant portion of the Fund is represented by securities of companies in the Consumer Products sector. The components of the Fund are likely to change over time as the composition of the index changes over time.

The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940 (the “1940 Act”), as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

● Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

● Tracking Error Risk: Performance of the Fund may vary from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.

● Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the target index, it may not result in the aggregate in investment performance matching that of the Fund’s target index or of other funds that purchased all of the securities in the same index in approximately the same proportions as their weightings in the index.

● Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund will concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Non-Diversification Risk: In order to track the composition of the Fund’s benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets and each representing more than 10% of the outstanding voting securities of such issuer(s). As a result, the Fund may become non-diversified under the 1940 Act. A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

● Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

● Consumer Products Sector Risk: Companies in the consumer products sector may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials. Even companies that produce non-cyclical products (which are generally goods that are considered essential) depend heavily on disposable household income and consumer spending.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2020: 31.17%; Q1 2020: (30.80%)
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Returns - Small-Cap Index Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I (incepted January 4, 1999)	19.16%	12.60%	10.66%		Jan. 04, 1999
Class P	Class P (incepted May 2, 2011)	19.39%	12.83%		10.10%	May 02, 2011
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	19.96%	13.26%	11.20%		Jan. 04, 1999